Acquisitions - Schedule of Preliminary Allocation of The Total Purchase Price (Details) - Apollo Fusion Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021
Business Acquisition [Line Items]
Inventory	$ 131	$ 131
Prepaid and other current assets	796	796
Property, plant and equipment	996	996
Right of use assets	163	163
Goodwill	58,251	58,893
Intangible assets	15,350	17,000
Other non-current assets	75	75
Total assets acquired	75,762	78,054
Accounts payable	(950)	(950)
Accrued expenses and other current liabilities	(1,939)	(836)
Operating lease obligation	(163)	(163)
Other non-current liabilities	(1,942)	(737)
Total liabilities assumed	(4,994)	(2,686)
Fair value of net assets acquired	70,768	$ 75,368
Accounting Standards Update 2021-08 [Member]
Business Acquisition [Line Items]
Prepaid and other current assets	0
Property, plant and equipment	0
Right of use assets	0
Goodwill	2,308
Intangible assets	0
Other non-current assets	0
Total assets acquired	2,308
Accounts payable	0
Accrued expenses and other current liabilities	(1,103)
Operating lease obligation	0
Other non-current liabilities	(1,205)
Total liabilities assumed	(2,308)
Fair value of net assets acquired	0
Measurement Period Adjustment [Member]
Business Acquisition [Line Items]
Prepaid and other current assets	0
Property, plant and equipment	0
Right of use assets	0
Goodwill	(2,950)
Intangible assets	(1,650)
Other non-current assets	0
Total assets acquired	(4,600)
Accounts payable	0
Accrued expenses and other current liabilities	0
Operating lease obligation	0
Other non-current liabilities	0
Total liabilities assumed	0
Fair value of net assets acquired	$ (4,600)